INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR FEDERAL INCOME TAX

The provision for Federal income tax consists of the following for the years ended March 31, 2025 and 2024:

	2025	2024
Federal Income tax benefits attributed to :
Current operations:	$10,299,000	$12,583,000
Less: valuation allowance	(10,299,000)	(12,580,487)
Net provision for federal income taxes	$-	$2,513

SCHEDULE OF NET DEFERRED TAX

The cumulative tax effect at the expected rate of 27% (2024 - 27%) of significant items comprising our net deferred tax amount is as follows at March 31, 2025 and 2024:

	2025	2024
Deferred tax asset attributable to:
Net operating loss carryover	$26,444,000	$16,145,000
Less: valuation allowance	(26,444,000)	(16,145,000)
Net deferred tax asset	$-	$-